Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Capital [member]	Additional paid in capital [member]	Share-based payment reserve [member]	Other comprehensive income [member]	Treasury shares [member]	Accumulated losses [member]	Total attributable to shareholders [member]	Non-controlling interests [member]
Balance, beginning of period at Dec. 31, 2015	R$ (381,129)	R$ 108,104	R$ 734,506	R$ 9,151	R$ 1,526	R$ (37,403)	R$ (1,203,755)	R$ (387,871)	R$ 6,742
Statement [LineItems]
Currency translation adjustment	145				145			145
(Loss) profit for the year	(360,945)						(360,789)	(360,789)	(156)
Options granted	28,937			28,937				28,937
Options exercised through cash payments	(24,055)			(24,055)				(24,055)
Non-controlling interest	(9)								(9)
Balance, end of period at Dec. 31, 2016	(737,056)	108,104	734,506	14,033	1,671	(37,403)	(1,564,544)	(743,633)	6,577
Statement [LineItems]
Currency translation adjustment	97				97			97
(Loss) profit for the year	52,265						43,793	43,793	8,472
Options granted	3,578			3,578				3,578
Options exercised through cash payments	(14,033)			(14,033)				(14,033)
Capital contribution	387,342	17	387,325					387,342
Balance, end of period (Previously stated [member]) at Dec. 31, 2017	(455,904)	17	1,064,617	3,578	1,768		(1,520,751)	(450,771)	(5,133)
Balance, end of period at Dec. 31, 2017	(455,904)
Statement [LineItems]
Recapitalization transaction	(148,097)	(108,104)	(57,214)			R$ 37,403		(127,915)	(20,182)
Currency translation adjustment	(1,778)
(Loss) profit for the year | Restated balance January 1st, 2018 [member]	(690,464)
(Loss) profit for the year	(690,464)						(652,754)	(652,754)	(37,710)
Currency translation adjustment	811				811			811
Currency translation adjustment realization	(2,589)				(2,589)			(2,589)
Transaction with shareholders	(10,960)						(10,294)	(10,294)	(666)
Options granted	26,461			26,461				26,461
Non-controlling interest	(16,984)								(16,984)
Balance, end of period (Increase (decrease) due to changes in accounting policy required by IFRSs at January 1st, 2018 [member]) at Dec. 31, 2018	419						394	394	25
Balance, end of period (Restated balance January 1st, 2018 [member]) at Dec. 31, 2018	(455,485)	17	1,064,617	3,578	1,768		(1,520,357)	(450,377)	(5,108)
Balance, end of period at Dec. 31, 2018	R$ (1,149,210)	R$ 17	R$ 1,064,617	R$ 30,039	R$ (10)		R$ (2,183,405)	R$ (1,088,742)	R$ (60,468)